LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS - Schedule of Insurance Claims Outstanding (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Claims outstanding
Reinsurers’ share	£ (616)	£ (759)
Participating life insurance policy
Claims outstanding
Increase in liabilities charged to the income statement		(39)
Participating life insurance policy | Current year
Claims outstanding
Adjustments for increase (decrease) in other current liabilities		367
Participating investment contracts
Claims outstanding
Increase in liabilities charged to the income statement	402
Participating investment contracts | Current year
Claims outstanding
Adjustments for increase (decrease) in other current liabilities	13
Not expired at year end | Participating life insurance policy
Claims outstanding
Gross claims outstanding at 1 January	288	265
Cash paid for claims settled in the year	(342)	(305)
Increase in liabilities charged to the income statement	415	328
Change in liabilities charged to the income statement (note 10)	73	23
Gross claims outstanding at 31 December	361	288
Reinsurers’ share	(2)	0
Net claims outstanding at 31 December	359	288
Notified claims	208	177
Incurred but not reported	£ 151	£ 111